Note 3 - Transactions With Related Parties (Details Textual) € in Thousands		6 Months Ended		12 Months Ended
	Jul. 01, 2019	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jul. 31, 2020	Dec. 31, 2019 USD ($)
Management Fees Related Parties		$ 10,521,000	$ 10,827,000
Voyage Expenses Related Parties		3,062,000	$ 1,952,000
Due from Related Parties, Current, Total		2,328,000					$ 7,576,000
Due to Related Parties, Current, Total		339,000					473,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Fees Paid By Vessel-Owning Subsidiary, Percentage	1.10%		0.60%
Management Fee Per Day, Per Vessel		956
Management Fee Per Day, Per Vessel Under Bareboat Charter		478
Construction Supervisory Fee		787,400
Commission Charged on Charter Hire Agreements	1.25%		0.75%
Annual Fee to Related Parties		$ 2,500,000
Annual Fee to Related Parties, Shares (in shares) | shares		598,400
Management Fees Related Parties		$ 10,521,000	$ 10,827,000
Voyage Expenses Related Parties		2,881,000	$ 1,742,000
Management Fees Expressed as Gross Revenue			0.75%
Fair Value of Shares Issued to Manager		$ 1,508,000	$ 1,545,000
Stock Issued During Period, Shares, New Issues (in shares) | shares		299,200
Working Capital Security Per Vessel		$ 75,000
Total Charges by Manager to Companys Affiliates		1,797,000	2,046,000
Due from Related Parties, Current, Total		2,328,000					7,576,000
Due to Related Parties, Current, Total		339,000					473,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security		1,350,000					$ 1,875,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security		225,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End		$ 1,250,000	1,250,000
V.Ships Greece Ltd. [Member]
Number Vessels Managed		16
SCSC Chairman and CEO [Member]
Percentage Ownership		70.00%
SCSC GM [Member]
Percentage Ownership		30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Number Vessels Managed		17					17
Due to Related Parties, Current, Total		$ 0					$ 0
Blue Net Chartering GmbH & Co. KG [Member]
Annual Fee to Related Parties | €				€ 9,413
Voyage Expenses Related Parties		$ 181,000	210,000
Percentage Ownership		50.00%
Annual Fee to Related Parties, Chartered in Current Period | €				€ 1,281	€ 1,139
Blue Net Asia Pte., Ltd. (“BNA”) [Member]
Commission Charged on Charter Hire Agreements		1.25%
Voyage Expenses Related Parties		$ 68,000	$ 0
Percentage Ownership		50.00%
Vessels Under Time Charter		5
Two Ship Owning Companies [Member] | Subsequent Event [Member] | Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member]
Percentage Ownership						50.00%
Two Ship Owning Companies [Member] | Subsequent Event [Member] | Co-investors [Member]
Percentage Ownership						50.00%